SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DWS Multi-Asset Growth Allocation Fund
Class A, Class C and Class S
Effective August 9, 2021, DWS Multi-Asset Growth Allocation Fund has changed its investment strategy and its name to DWS Equity Sector Strategy Fund and is no longer offered by this Prospectus, dated December 1, 2020, as supplemented, or this Statement of Additional Information, dated December 1, 2020, as supplemented. All references to DWS Multi-Asset Growth Allocation Fund are hereby removed from this Prospectus and Statement of Additional Information.
Effective August 9, 2021, DWS Equity Sector Strategy Fund is offered in a separate Prospectus and Statement of Additional Information, each dated August 9, 2021.
You can find the fund’s current Prospectus and Statement of Additional Information online at dws.com/mutualpros. You can also get this information at no cost by e-mailing a request to service@dws.com, calling 1-800-728-3337 or asking your financial representative.
Please Retain This Supplement for Future Reference
August 9, 2021
PROSTKR21-40